INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES
14.	INCOME TAXES
Loss before income tax c
onsi
sted of:

	Year Ended December 31,

	2023	2022	2021

Macau operations	$(25,450)	$(271,801)	$(191,655)
Hong Kong and other jurisdictions operations	(120,715)	(89,124)	(110,804)

Loss before income tax	$(146,165)	$(360,925)	$(302,459)

The income tax (benefit) expense consisted of:

	Year Ended December 31,

	2023	2022	2021

Income tax expense - current:
Hong Kong Profits Tax	$7	$1	$9

(Over) under provision of income taxes in prior years:
Macau Complementary Tax	—	—	(29)
Hong Kong Profits Tax	(15)	—	8

Sub-total	(15)	—	(21)

Income tax (benefit) expense - deferred:
Macau Complementary Tax	(73)	381	(445)

Total income tax (benefit) expense	$(81)	$382	$(457)

A reconciliation of the income tax (benefit) expense from loss before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2023	2022	2021
Loss before income tax	$(146,165)	$(360,925)	$(302,459)
Macau Complementary Tax rate	12%	12%	12%
Income tax benefit at Macau Complementary Tax rate	(17,540)	(43,311)	(36,295)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(5,432)	(3,449)	(5,385)
Over provision in prior years	(15)	—	(21)
Effect of income for which no income tax expense is payable	(2,191)	(1,438)	(534)
Effect of expenses for which no income tax benefit is receivable	6,338	16,560	20,970
Effect of profits exempted from Macau Complementary Tax	(61)	—	—
Effect of tax losses that cannot be carried forward	—	—	5,532
Changes in valuation allowances	1,515	16,202	(925)
Expired tax losses	17,305	15,818	16,201

Income tax (benefit) expense	$(81)	$382	$(457)

Studio City International and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands (“BVI”), where they are incorporated, while one of these subsidiaries incorporated in BVI is subject to Hong Kong Profits Tax on income derived from Hong Kong during the years ended December 31, 2023, 2022 and 2021. The remaining subsidiaries of Studio City International incorporated in Macau and Hong Kong are subject to Macau Complementary Tax and Hong Kong Profits Tax, respectively, during the years ended December 31, 2023, 2022 and 2021.
Macau Complementary Tax and Hong Kong Profits Tax have been provided at 12% and 16.5% on the estimated taxable income earned in or derived from Macau and Hong Kong, respectively, during the years ended December 31, 2023, 2022 and 2021, if applicable.
Pursuant to the approval notice issued by the Macau government in January 2017, Studio City Entertainment was granted an extension of the Macau Complementary Tax exemption on profits generated from income received from Melco Resorts Macau under the Studio City Casino Agreement for an additional five years from 2017 to 2021, to the extent that such income was derived from Studio City gaming operations and had been subject to gaming tax. Studio City Entertainment applied for an extension of the Macau Complementary Tax exemption for 2022 and for the period from January 1, 2023 through December 31, 2027. These applications are subject to the discretionary approval of the Macau government. The non-gaming
profits and dividend distributions of Studio City Entertainment to its shareholders continue to be subject to the Macau Complementary Tax.
If Studio City Entertainment’s application for the extended exemption from Macau Complementary Tax on profits generated from income received from Melco Resorts Macau under the Studio City Casino Agreement will not be approved for the year ended December 31, 2023, the Company’s consolidated net loss attributable to Studio City International Holdings Limited for the year ended December 31, 2023 would have been increased by
$32, and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share would have been increased by $0.00004 per share. During the years ended December 31, 2022 and 2021, Studio City Entertainment did not have any taxable income or profits generated from income received from Melco Resorts Macau under the Studio City Casino Agreement.
The effective tax rates for the years ended December 31, 2023, 2022 and 2021 were 0.1%, (0.1)% and 0.2%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12%, where the majority of the Company’s operations are located, primarily due to effects of expired tax losses, expenses for which no income tax benefit is receivable, different tax rates of subsidiaries operating in other jurisdictions, income for which no income tax expense is payable and changes in valuation allowances for the relevant years together with the effect of tax losses that cannot be carried forward for the year ended December 31, 2021.

The net deferred tax liabilities as of December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
Deferred tax assets:
Net operating losses carried forward	$43,938	$57,522
Depreciation and amortization	36,692	33,512
Lease liabilities	1,601	1,751
Others	165	154

Sub-total	82,396	92,939
Valuation allowances	(80,665)	(91,092)

Total deferred tax assets	1,731	1,847

Deferred tax liabilities:
Right-of-use assets	(1,394)	(1,576)
Unrealized capital allowances	(646)	(653)

Total deferred tax liabilities	(2,040)	(2,229)

Deferred tax liabilities, net	$(309)	$(382)

As of December 31, 2023 and 2022, valuation allowances of $80,665 and $91,092 were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2023, adjusted operating tax losses carried forward, amounting to $100,763, $137,478 and $127,908 will expire in 2024, 2025 and 2026, respectively. Adjusted operating tax losses carried forward of $144,212 expired during the year ended December 31, 2023.
Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.
Undistributed earnings of a foreign subsidiary of Studio City International available for distribution to Studio City International of approximately $745,689 and $745,397 as of
December 31, 2023 and 2022, respectively, are considered to be indefinitely reinvested. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to Studio City International. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, Studio City International would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $89,483 and $89,448 as of
December 31, 2023 and 2022, respectively.
The Company concluded that there were no significant uncertain tax positions requiring recognition in the accompanying consolidated financial statements for the years ended December 31, 2023, 2022 and 2021 and there are no material unrecognized tax benefits which would favorably affect the effective income tax rates in future periods. As of December 31, 2023 and 2022, there were no interest and penalties related to uncertain tax positions recognized in the accompanying consolidated financial statements. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits within the next twelve months.

Income tax returns of Studio City International’s subsidiaries remain open and subject to examination by the tax authorities of Macau and Hong Kong until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau and Hong Kong are five years and six years, respectively.